Average Annual Total Returns - Class D Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	7.54%	8.71%	5.60%	Dec. 17, 2014	7.42%	7.88%	4.85%	Dec. 17, 2014	4.82%	6.79%	4.30%	Dec. 17, 2014	18.31%	12.81%	8.34%